SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Generics		Specialty
	Three months ended June 30,		Three months ended June 30,
	2014	2013	2014	2013

	U.S.$ in millions		U.S.$ in millions

Revenues	$2,515	$2,405	$2,027	$2,051
Gross profit	1,046	989	1,768	1,772
R&D expenses	126	124	214	208
S&M expenses	388	489	484	450
Segment profitability	$532	$376	$1,070	$1,114

	Generics		Specialty
	Six months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013

	U.S.$ in millions		U.S.$ in millions

Revenues	$4,913	$4,733	$4,141	$4,103
Gross profit	2,088	1,940	3,611	3,558
R&D expenses	250	232	441	409
S&M expenses	807	950	983	903
Segment profitability	$1,031	$758	$2,187	$2,246

	Three months ended		Six months ended
	June 30,		June 30,
	2014	2013	2014	2013

	U.S.$ in millions

Generic medicine profitability	$532	$376	$1,031	$758
Specialty medicine profitability	1,070	1,114	2,187	2,246
Total segment profitability	1,602	1,490	3,218	3,004
Profitability of other activities	67	89	118	132
Total profitability	1,669	1,579	3,336	3,136
Amounts not allocated to segments:
Amortization	256	288	541	567
General and administrative expenses	302	319	604	626
Legal settlements and loss contingencies	26	1,435	55	1,462
Impairments, restructuring and others	143	104	200	162
Other unallocated amounts	17	19	39	31

Consolidated operating income (loss)	925	(586)	1,897	288
Financial expenses - net	78	89	159	264
Consolidated income (loss) before income taxes	$847	$(675)	$1,738	$24

Segment revenues by geographic area:
	Three months ended June 30,		Six months ended June 30,

	2014	2013	2014	2013

	U.S.$ in millions
Generic Medicine
United States	$1,068	$967	$2,116	$1,860
Europe*	814	827	1,632	1,676
Rest of the World	633	611	1,165	1,197
Total Generic Medicine	2,515	2,405	4,913	4,733
Specialty Medicine
United States	1,419	1,497	2,949	2,977
Europe*	501	443	983	891
Rest of the World	107	111	209	235
Total Specialty Medicine	2,027	2,051	4,141	4,103
Other Revenues
United States	50	58	101	126
Europe*	206	187	413	384
Rest of the World	247	223	478	479
Total Other Revenues	503	468	992	989
Total Revenues	$5,045	$4,924	$10,046	$9,825

*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

Schedule of net sales by product line
Net revenues from specialty medicines were as follows:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013

	U.S. $ in millions

CNS	$1,271	$1,361	$2,684	$2,720
Copaxone®	939	1,070	2,009	2,134
Azilect®	103	87	217	180
Nuvigil®	88	74	189	157
Oncology	284	246	546	485
Treanda®	190	177	370	348
Respiratory	257	241	487	475
ProAir®	133	115	247	203
Qvar®	74	76	145	170
Women's health	128	118	252	242
Other Specialty	87	85	172	181
Total Specialty Medicine	$2,027	$2,051	$4,141	$4,103